Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement Adjustments and Reclassifications Adjustments on Consolidated Statement of Operations and comprehensive loss (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales	$ 361,374	$ 470,170	$ 1,473,427	$ 19,365,354
Cost of sales	140,688	146,853	658,192	988,920
Gross profit	220,686	323,317	815,235	18,376,434
Selling, general and administrative expenses	420,922	598,250	836,138	602,148
Provision for credit losses	12,306	2,638	4,268	2,967
Research and development expenses	270,661	350,187	478,690	152,697
Loss on disposal and impairment of property, plant and equipment	30,279	108,722	5,884	977
Government grants recognized in income	(7,947)	(22,497)	(760)	(725)
Total operating expenses	726,221	1,037,300	1,324,220	758,064
Operating income (loss)	(505,535)	(713,983)	(508,985)	17,618,370
Interest and financing expenses	(5,637)	(4,941)	(1,264)	(2,836)
Interest income	29,073	87,122	157,381	102,568
Share of losses from equity method investments	(2,700)	(11,461)	7,762	2,628
Other income (expense), net	527,636	558,776	296,622	(153,021)
Income (loss) before income taxes	42,837	(84,487)	(48,484)	17,567,709
Income tax (benefit) expense	(2,181)	(36,371)	(11,483)	(3,447,936)
Net income (loss)	40,656	(120,858)	(59,967)	14,119,773
Less: (loss) income attributable to non-controlling interests	50,249	107,367	74,434	(5,997,591)
Net income (loss) attributable to shareholders of Sinovac		(13,491)	14,467	8,122,182
Preferred stock dividends		0
Net income (loss) attributable to common shareholders of Sinovac	90,905	(13,491)	14,467	8,122,182
Foreign currency translation adjustments	(223,857)	(277,710)	(868,155)	192,272
Unrealized gain of available-for-sale investments	(10,619)	8,779	(7,301)	0
Comprehensive (loss) income	(193,820)	(389,789)	(935,423)	14,312,045
Less: comprehensive (loss) income attributable to non-controlling interests	(140,337)	(214,146)	(419,123)	6,080,227
Comprehensive (loss) income attributable to shareholders of Sinovac	$ (53,483)	$ (175,643)	$ (516,300)	$ 8,231,818
Earnings/loss per share
Basic net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.54
Diluted net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.44
Weighted average number of shares of common stock outstanding
– Basic	71,860,702	71,830,233	71,724,902	71,534,210
– Diluted	71,860,702	71,850,096	71,764,628	71,597,829
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales		$ 448,269	$ 1,492,761	$ 19,374,904
Cost of sales		181,516	684,456	1,072,221
Gross profit		266,753	808,305	18,302,683
Selling, general and administrative expenses		466,324	823,543	591,167
Provision for credit losses		2,638	4,268	2,967
Research and development expenses		344,515	442,108	155,040
Loss on disposal and impairment of property, plant and equipment		78,720	5,213	977
Government grants recognized in income		(22,423)	(760)	(725)
Total operating expenses		869,774	1,274,372	749,426
Operating income (loss)		(603,021)	(466,067)	17,553,257
Interest and financing expenses		(2,260)	(1,264)	(2,836)
Interest income		85,114	190,818	102,568
Share of losses from equity method investments
Other income (expense), net		367,133	301,751	(89,948)
Income (loss) before income taxes		(153,034)	25,238	17,563,041
Income tax (benefit) expense		(105,321)	62,893	(3,104,130)
Net income (loss)		(258,355)	88,131	14,458,911
Less: (loss) income attributable to non-controlling interests		158,437	25,735	(5,991,431)
Net income (loss) attributable to shareholders of Sinovac		(99,918)	113,866	8,467,480
Preferred stock dividends		(5,982)	(5,982)	(5,982)
Net income (loss) attributable to common shareholders of Sinovac		(105,900)	107,884	8,461,498
Foreign currency translation adjustments		(280,426)	(859,045)	193,098
Unrealized gain of available-for-sale investments		65,900
Comprehensive (loss) income		(472,881)	(770,914)	14,652,009
Less: comprehensive (loss) income attributable to non-controlling interests		(266,184)	(370,882)	6,073,832
Comprehensive (loss) income attributable to shareholders of Sinovac		$ (206,697)	$ (400,032)	$ 8,578,177
Earnings/loss per share
Basic net income (loss) per share		$ (1.06)	$ 1.08	$ 85.2
Diluted net income (loss) per share		$ (1.06)	$ 1	$ 74.27
Weighted average number of shares of common stock outstanding
– Basic		99,607,574	99,502,243	99,311,551
– Diluted		99,607,574	114,172,782	114,005,983
Restatement Adjustments and Reclassifications
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales		$ 21,901	$ (19,334)	$ (9,550)
Cost of sales		(34,663)	(26,264)	(83,301)
Gross profit		56,564	6,930	73,751
Selling, general and administrative expenses		131,926	12,595	10,981
Provision for credit losses
Research and development expenses		5,672	36,582	(2,343)
Loss on disposal and impairment of property, plant and equipment		30,002	671
Government grants recognized in income		(74)
Total operating expenses		167,526	49,848	8,638
Operating income (loss)		(110,962)	(42,918)	65,113
Interest and financing expenses		(2,681)
Interest income		2,008	(33,437)
Share of losses from equity method investments		(11,461)	7,762	2,628
Other income (expense), net		191,643	(5,129)	(63,073)
Income (loss) before income taxes		68,547	(73,722)	4,668
Income tax (benefit) expense		68,950	(74,376)	(343,806)
Net income (loss)		137,497	(148,098)	(339,138)
Less: (loss) income attributable to non-controlling interests		(51,070)	48,699	(6,160)
Net income (loss) attributable to shareholders of Sinovac		86,427	(99,399)	(345,298)
Preferred stock dividends		5,982	5,982	5,982
Net income (loss) attributable to common shareholders of Sinovac		92,409	(93,417)	(339,316)
Foreign currency translation adjustments		2,716	(9,110)	(826)
Unrealized gain of available-for-sale investments		(57,121)	(7,301)
Comprehensive (loss) income		83,092	(164,509)	(339,964)
Less: comprehensive (loss) income attributable to non-controlling interests		52,038	(48,241)	6,395
Comprehensive (loss) income attributable to shareholders of Sinovac		$ 31,054	$ (116,268)	$ (346,359)
Earnings/loss per share
Basic net income (loss) per share		$ 0.88	$ (0.88)	$ 28.34
Diluted net income (loss) per share		$ 0.88	$ (0.8)	$ 39.17
Weighted average number of shares of common stock outstanding
– Basic		(27,777,341)	(27,777,341)	(27,777,341)
– Diluted		(27,757,478)	(42,408,154)	(42,408,154)